Called up share capital (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£)
Opening balance as at 1 January	£ 4,311	[1]
Movements	183
Closing balance	4,494	[1],[2]
Share premium [member]
Opening balance as at 1 January	28
Movements	155
Closing balance	183
Ordinary share capital [member]
Opening balance as at 1 January	4,283
Movements	28
Closing balance	£ 4,311

[1]	For notes to the Financial Statements see pages 55 to 83
[2]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings